RETIREMENT-RELATED BENEFITS - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Pension Plans
Expected Benefit Payments
Expected benefit payments, 2017	$ 5,634
Expected benefit payments, 2018	5,646
Expected benefit payments, 2019	5,668
Expected benefit payments, 2020	5,809
Expected benefit payments, 2021	5,806
Expected benefit payments, 2022-2026	28,762
Qualified U.S. Pension Plan
Expected Benefit Payments
Expected benefit payments, 2017	3,519
Expected benefit payments, 2018	3,519
Expected benefit payments, 2019	3,504
Expected benefit payments, 2020	3,589
Expected benefit payments, 2021	3,525
Expected benefit payments, 2022-2026	16,970
Nonqualified U.S. Pension Plans
Expected Benefit Payments
Expected benefit payments, 2017	120
Expected benefit payments, 2018	121
Expected benefit payments, 2019	121
Expected benefit payments, 2020	122
Expected benefit payments, 2021	123
Expected benefit payments, 2022-2026	594
Qualified Non-U.S. Pension Plans
Expected Benefit Payments
Expected benefit payments, 2017	1,689
Expected benefit payments, 2018	1,705
Expected benefit payments, 2019	1,730
Expected benefit payments, 2020	1,741
Expected benefit payments, 2021	1,783
Expected benefit payments, 2022-2026	9,077
Nonqualified Non-U.S. Pension Plans
Expected Benefit Payments
Expected benefit payments, 2017	306
Expected benefit payments, 2018	301
Expected benefit payments, 2019	312
Expected benefit payments, 2020	358
Expected benefit payments, 2021	376
Expected benefit payments, 2022-2026	2,121
Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2017	432
Expected benefit payments, 2018	435
Expected benefit payments, 2019	443
Expected benefit payments, 2020	448
Expected benefit payments, 2021	441
Expected benefit payments, 2022-2026	1,998
U.S. Nonpension Postretirement Benefit Plans
Expected Benefit Payments
Expected benefit payments, 2017	396
Expected benefit payments, 2018	397
Expected benefit payments, 2019	403
Expected benefit payments, 2020	405
Expected benefit payments, 2021	395
Expected benefit payments, 2022-2026	1,743
Qualified Non-U.S. Nonpension Postretirement Benefit Plans
Expected Benefit Payments
Expected benefit payments, 2017	6
Expected benefit payments, 2018	6
Expected benefit payments, 2019	6
Expected benefit payments, 2020	6
Expected benefit payments, 2021	7
Expected benefit payments, 2022-2026	36
Nonqualified Non-U.S. Nonpension Postretirement Benefit Plans
Expected Benefit Payments
Expected benefit payments, 2017	30
Expected benefit payments, 2018	32
Expected benefit payments, 2019	34
Expected benefit payments, 2020	37
Expected benefit payments, 2021	39
Expected benefit payments, 2022-2026	$ 219